SEGMENT REPORTING (Tables)	12 Months Ended
Mar. 31, 2025
SEGMENT REPORTING
Schedule of summary information by segment

	For the year ended March 31, 2025
			Software
			Development
	Auto Insurance	Other	and
	Aftermarket	Scenario-based	Information
	Value-added	Customized	Technology
	Services	Service	Services	Total
Revenues	$63,398,860	$7,437,448	$616,428	$71,452,736
Cost of revenues	57,116,307	6,481,279	468,562	64,066,148
Gross profit	6,282,553	956,169	147,866	7,386,588
Operating expenses	2,295,563	269,297	22,320	2,587,180
Income from operations	3,986,990	686,872	125,546	4,799,408
Income tax provision	601,065	70,512	5,844	677,421
Net income	3,568,523	418,628	34,697	4,021,848
Depreciation	23,510	2,758	229	26,497
Capital expenditure	149,004	17,480	1,448	167,932
Total reportable assets	$36,468,436	$4,278,158	$354,583	$41,101,177

	For the year ended March 31, 2024
			Software
			Development
	Auto Insurance	Other	and
	Aftermarket	Scenario-based	Information
	Value-added	Customized	Technology
	Services	Service	Services	Total
Revenues	$45,561,529	$11,764,389	$1,220,811	$58,546,729
Cost of revenues	40,634,065	10,028,326	921,411	51,583,802
Gross profit	4,927,464	1,736,063	299,400	6,962,927
Operating expenses	1,526,232	394,087	40,895	1,961,214
Income from operations	3,401,232	1,341,976	258,505	5,001,713
Income tax provision	418,498	108,060	11,213	537,771
Net income	3,553,273	917,486	95,209	4,565,968
Depreciation	21,256	5,488	570	27,314
Capital expenditure	177,574	45,851	4,758	228,183
Total reportable assets	$21,689,377	$5,600,388	$591,162	$27,870,927

	For the year ended March 31, 2023
			Software
			Development
	Auto Insurance	Other	and
	Aftermarket	Scenario-based	Information
	Value-added	Customized	Technology
	Services	Services	Services	Total
Revenues	$42,438,636	$3,537,667	$3,257,244	$49,233,547
Cost of revenues	36,591,586	2,936,083	2,554,628	42,082,297
Gross profit	5,847,050	601,584	702,616	7,151,250
Operating expenses	1,282,337	106,895	98,422	1,487,654
Income from operations	4,564,713	494,689	604,194	5,663,596
Income tax provision	892,369	74,387	68,491	1,035,247
Net income	4,227,655	352,415	324,480	4,904,550
Depreciation	22,964	1,914	1,763	26,641
Capital expenditure	1,706,905	142,287	131,008	1,980,200
Total reportable assets	$17,898,777	$1,492,035	$1,373,764	$20,764,576